Share Based Compensation Expenses	12 Months Ended
Jun. 30, 2025
Share Based Compensation Expenses [Abstract]
Share based compensation expenses
18.	Share based compensation expenses

Compensation expenses recognized for share-based compensation awards granted by the Company were as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Included in:
Cost of revenues	26,486	13,651	6,119
Sales and marketing expenses	51,742	(2,902)	1,399
Research and development expenses	49,046	1,887	2,459
General and administrative expenses	64,358	15,121	10,524
Total	191,632	27,757	20,501
(a) Share options	191,583	27,757	19,293
(b) Restricted ordinary shares held by the Founder	49	-	-
(c) Acquisition of equity interests from non-controlling shareholders	-	-	1,208
Total	191,632	27,757	20,501

(a)	Share options

On May 31, 2022, the Company adopted the 2018 Employee Share Incentive Plan (the “2018 Plan”) and the 2021 Gl0bal Share Plan (the “2021 Plan”), whereby the maximum aggregate number of ordinary shares that can be issued under the 2018 Plan and the 2021 Plan was 21,717,118 shares. On December 20, 2022, the Company’s board of directors authorized an expansion of the reserved shares pool for the 2021 Plan with an addition number of 16,523,627 ordinary shares.

In connection with the reorganization undertaken in anticipation of the initial public offering (the “IPO”), the Company reissued share options under the 2021 Plan to substitute all outstanding share options previously granted by the Group’s predecessor entities. Except for the inclusion of a mandatory equitable adjustment provision, the terms, exercise price and vesting conditions of the replacement options were substantially equivalent to those of the original options.

On August 31, 2022, the Company granted 70,000 share options to employees pursuant to the 2021 Plan. These options were to be vested in four equal installments, with 25% of the total options becoming vested on each of the first, second, third and fourth anniversary of the vesting commencement date with certain performance conditions.

On November 30, 2022, the Company granted 3,305,000 share options to employees pursuant to the 2021 Plan, with the same vesting conditions with those granted in August 2022. In addition, made following modifications of the previously granted awards:

●	The Company reduced the exercise prices of 7,190,000 share options granted to employees before September 30, 2022 under the 2021 Plan, and all other terms of these options remain unchanged. The incremental fair value resulted from the modification of these share options was RMB17,224, of which RMB7,460 was recognized immediately upon the modification.

●	500,000 share options previously granted to an executive officer was accelerated vested and the incremental fair value from the modification was RMB6,449, which was wholly recognized upon the modification.

A summary of activities of share options of the Company for the years ended June 30, 2023, 2024 and 2025 is presented below:

	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (RMB)

Outstanding as of July 1, 2022	15,710,312	0.3861	7.90	346,142
Granted	3,375,000	0.1270
Forfeited	(860,061)	0.5991
Outstanding as of June 30, 2023	18,225,251	0.1831	9.01	346,378
Options vested and exercisable as of June 30,2023	10,478,605	0.1484	8.92	201,781

Outstanding as of July 1, 2023	18,225,251	0.1831	9.01	346,378
Granted	4,217,652	0.4066
Exercised	(1,852,806)	0.2261
Forfeited	(2,807,954)	0.2507
Expired	(120,003)	0.7162
Outstanding as of June 30, 2024	17,662,140	0.2176	8.37	44,127
Options vested and exercisable as of June 30,2024	11,871,925	0.1573	8.01	34,836

Outstanding as of July 1, 2024	17,662,140	0.2176	8.37	44,127
Granted	680,000	0.4000
Exercised	(11,365,500)	0.1402
Forfeited	(940,214)	0.4594
Expired	(137,361)	0.7030
Outstanding as of June 30, 2025	5,899,065	0.3380	8.13	118,750
Options vested and exercisable as of June 30,2025	2,505,209	0.3486	7.63	50,239

There were 3,375,000, 4,217,652 and 680,000 options granted for the years ended June 30, 2023,2024 and 2025. The weighted average grant date fair value of options granted for the years ended June 30, 2023, 2024 and 2025 were US$3.77, US$0.39 and US$0.62 per share, respectively.

For the year ended June 30, 2023, 2024 and 2025, share-based compensation expenses recognized associated with share options granted to directors and employees by the Company were RMB191,583, RMB27,757 and RMB19,293.

On May 31, 2022, the Company granted 510,500 share options to employees of the Group’s related parties controlled by the same shareholders with the Company under the 2021 Plan, to replace all outstanding share options previously granted by the Group’s predecessor entities in connection with the reorganization undertaken in anticipation for the IPO. On December 29, 2023, the Company granted 57,791 share options to employees of the Group’s related parties controlled by the same shareholders with the Company under the 2021 Plan. As of June 30, 2024 and 2025, 230,577 and 31,181 share options of the Company were held by the employees of the Group’s related parties with the weighted average exercise price of US$0.66 and US$0.59 per option and weighted average remaining contractual years of 8.23 and 7.26 years, out of which 144,382 and 19,912 options were vested and exercisable with the weighted average exercise price of US$0.69 and US$0.65 per option and weighted average remaining contractual years of 8.03 and 7.31 years. The aggregate intrinsic value of the outstanding options as of June 30, 2024 and 2025 are RMB49 and RMB573 respectively. The aggregate intrinsic value of the exercisable options as of June 30, 2024 and 2025 are RMB11 and RMB356 respectively. The share awards were measured based on the fair value as of May 31, 2022 and December 29, 2023 respectively. The share options granted to employees of the Group’s related parties were accounted for as deemed dividend from the Company to its shareholders, as these employees of the related parties do not provide services to the Company. The amount recognized as deemed dividend was nil for the years ended June 30, 2023, 2024 and 2025, respectively.

As of June 30, 2023, 2024 and 2025, there were RMB119,847, RMB38,162 and RMB14,939 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 1.46 years, 1.99 years and 2.05 years, which may be adjusted for future change in forfeitures.

The estimated fair value of each option grant is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:

	For the years ended June 30,
	2023	2024	2025

Expected volatility	46.00%-48.00%	81.85%-83.12%	90.10%-91.20%
Risk-free interest rate (per annum)	3.15%-3.80%	3.84%-4.27%	3.70%-4.30%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (US$)	3.80-3.93	0.53-1.20	0.38-0.80
(b)	Restricted ordinary shares held by the Founder

On May 31, 2022, the Company issued 6,830,330 restricted shares to the Founder of the Group to replace all outstanding restricted shares previously granted by the Group’s predecessor entities in connection with the reorganization undertaken in anticipation for the IPO.

On June 1, 2022, the remaining 75,000 shares of these unvested restricted shares were approved to be vested immediately, and the remaining RMB71 of share-based compensation expenses were recognized immediately.

On August 13, 2022, all of the remaining 6,755,330 restricted shares were fully vested.

Such restriction is deemed as a compensatory arrangement for services to be provided by the Founder, and therefore accounted for as a share-based compensation arrangement. The share-based compensation expenses related to restricted shares are recognized on a graded vesting basis.

A summary of activities of restricted shares for the year ended June 30, 2023 is presented below. There were no activities of restricted shares for the years ended June 30, 2024 and 2025.

	Number of shares	Weighted-Average Grant Date Fair Value (in US$)

Unvested at July 1, 2022	6,755,330	0.06
Vested	(6,755,330)	0.06
Unvested at June 30, 2023	-	-

(c)	Acquisition of equity interests from non-controlling shareholders

In June 2025, the Group, through one of its wholly-owned subsidiaries, further acquired approximately 2.5% equity interests in Shenzhen Letsvan from Shenzhen Letsvan’s non-controlling shareholders for a total cash consideration of RMB9.8 million.

The acquisition was accounted for as an equity transaction as this is a transaction among the shareholders, whereby the difference of the consideration paid to the non-controlling shareholders over the fair value of the equity interests acquired, of RMB1,208, was accounted as compensation expense.